Cover	Aug. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2026
Entity File Number	001-06631
Entity Registrant Name	LEVI STRAUSS & CO.
Entity Central Index Key	0000094845
Entity Tax Identification Number	94-0905160
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1155 Battery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	501-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	LEVI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable